CONSOLIDATED BALANCE SHEETS (Parethetical 1) - ₪ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 0.1	₪ 0.1